EARNINGS PER SHARE (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
EARNINGS PER SHARE [Abstract]
Schedule of Earnings per Share
The following table summarizes earnings per share and the shares utilized in the computations for the three and six months ended June 30, 2018 and 2017, respectively:

Dollars in thousands, except per share data	Net Income Available to Common Shareholders	Weighted Average Common Shares	Per Share Amount
Three months ended June 30, 2018
Basic earnings per common share	$510	6,583,719	$0.08
Effect of dilutive stock options		73,084
Effect of dilutive stock warrants		14,823
Diluted earnings per common share	$510	6,671,626	$0.08

Three months ended June 30, 2017
Basic earnings per common share	$196	4,654,880	$0.04
Effect of dilutive stock options		64,378
Effect of dilutive stock warrants		3,349
Diluted earnings per common share	$196	4,722,607	$0.04

	Net Income Available to Common Shareholders	Weighted Average Common Shares	Per Share Amount
Dollars in thousands, except per share data
Six months ended June 30, 2018
Basic earnings per common share	$1,091	5,667,619	$0.19
Effect of dilutive stock options		77,027
Effect of dilutive stock warrants		19,178
Diluted earnings per common share	$1,091	5,763,824	$0.19

Six months ended June 30, 2017
Basic earnings per common share	$407	4,654,635	$0.09
Effect of dilutive stock options		67,116
Effect of dilutive stock warrants		6,744
Diluted earnings per common share	$407	4,728,495	$0.09

The following tables summarize earnings per share and the shares utilized in the computations for the twelve months ended December 31, 2017 and 2016, respectively:

	Net Income Available to Common Shareholders	Weighted Average Common Shares	Per Share Amount
Dollars in thousands, except share and per share data
December 31, 2017
Basic earnings per common share	$404	4,655,369	$0.09
Effect of dilutive options	-	71,225
Effect of dilutive stock warrants	-	11,280
Diluted earnings per common share	$404	4,737,874	$0.09

December 31, 2016
Basic earnings per common share	$1,119	4,649,405	$0.24
Effect of dilutive options	-	48,360
Effect of dilutive stock warrants	-	-
Diluted earnings per common share	$1,119	4,697,765	$0.24